BUSINESS COMBINATION - Additional information (Details) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 03, 2020 USD ($) segment shares	May 04, 2020 shares	Feb. 06, 2020 USD ($) segment	Dec. 20, 2019 USD ($) segment payment shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of operating segments | segment									2
Revenues					$ 42,650	$ 23,557	$ 80,303	$ 37,051	$ 93,194	$ 65,796
Pre-tax loss					$ (1,877)	$ (13,023)	$ (8,814)	$ (25,309)	(38,582)	(55,776)
Earn-out consideration payable									597	332
Rocketrip
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Cash consideration	$ 2,500
Exercise period for put options	57 months
Percentage of shares sell back to the parent if seller choose to exercise the put option	100.00%
Number of operating segments | segment	2
Total purchase price consideration	$ 8,244
Rocketrip | Class F stocks and put options
Business Acquisition [Line Items]
Issuance of shares of Parent stock and Put Option (in shares) | shares	4,233,102
Deferred issuance of shares of Parent stock and Put Option (in shares) | shares	3,528,585
Cosmopolitan Travel Services, Inc
Business Acquisition [Line Items]
Percentage of interest acquired			100.00%
Cash consideration			$ 39,000
Exercise period for put options			60 days
Percentage of shares sell back to the parent if seller choose to exercise the put option			100.00%
Number of operating segments | segment			1
Total purchase price consideration			$ 74,448
Revenues			17,164
Pre-tax loss			$ 6,008
Cosmopolitan Travel Services, Inc | General and administrative expense
Business Acquisition [Line Items]
Transaction cost										167
Cosmopolitan Travel Services, Inc | Class F stocks and put options
Business Acquisition [Line Items]
Issuance of shares of Parent stock and Put Option (in shares) | shares		37,857,222
LBF Travel Holdings LLC
Business Acquisition [Line Items]
Exercise period for put options				45 days
Percentage of shares sell back to the parent if seller choose to exercise the put option				100.00%
Number of operating segments | segment				1
Total purchase price consideration				$ 21,620
Assumed liability				$ 3,423
Number of payments earn-out consideration arrangement | payment				2
Earn-out consideration				$ 396
LBF Travel Holdings LLC | General and administrative expense
Business Acquisition [Line Items]
Transaction cost											$ 173
LBF Travel Holdings LLC | Class F stocks and put options
Business Acquisition [Line Items]
Issuance of shares of Parent stock and Put Option (in shares) | shares				18,035,146
LBF Travel Holdings LLC | Accrued expenses and other current liabilities
Business Acquisition [Line Items]
Earn-out consideration payable									$ 597	$ 332
LBF Travel Holdings LLC | Minimum
Business Acquisition [Line Items]
Payment under earn-out consideration arrangement				$ 0
LBF Travel Holdings LLC | Maximum
Business Acquisition [Line Items]
Payment under earn-out consideration arrangement				$ 2,700